Note 23 - Subsequent Events	12 Months Ended
Mar. 31, 2013
Subsequent Events [Text Block]
Subsequent Events [Text Block]
23.	SUBSEQUENT EVENTS

On June 26, 2013, IIJ’s shareholders approved the payment of a cash dividend to shareholders of record at March 31, 2013 of ¥10 ($0.11) per share or in the aggregate amount of ¥405,368 thousand ($4,305 thousand).